Segment Information - Net premiums earned by line of business (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
P&C Operations:
P&C Operations									$ 6,014,099	$ 5,765,978	$ 5,327,112
Life Operations:
Life Operations									295,422	324,459	363,018
Net amount, premiums earned									6,309,521	6,090,437	5,690,130
Life operations
Life Operations:
Life Operations									295,422	324,459	363,018
Net amount, premiums earned	81,398	74,683	73,896	65,445	80,829	79,487	85,623	78,520	295,422	324,459	363,018
Total P And C Segment [Member]
Life Operations:
Net amount, premiums earned	1,510,727	1,550,629	1,488,497	1,464,246	1,538,557	1,468,554	1,400,970	1,357,897	6,014,099	5,765,978	5,327,112
Insurance Segment [Member]
P&C Operations:
P&C Operations									4,267,677	3,924,636	3,663,727
Life Operations:
Net amount, premiums earned									4,267,677	3,924,636	3,663,727
Reinsurance Segment [Member]
P&C Operations:
P&C Operations									1,746,422	1,841,342	1,663,385
Life Operations:
Net amount, premiums earned									1,746,422	1,841,342	1,663,385
Professional | Total P And C Segment [Member]
P&C Operations:
P&C Operations									1,576,365	1,563,643	1,501,180
Professional | Insurance Segment [Member]
P&C Operations:
P&C Operations									1,370,196	1,350,319	1,287,231
Professional | Reinsurance Segment [Member]
P&C Operations:
P&C Operations									206,169	213,324	213,949
Casualty | Total P And C Segment [Member]
P&C Operations:
P&C Operations									1,702,007	1,476,919	1,255,179
Casualty | Insurance Segment [Member]
P&C Operations:
P&C Operations									1,389,851	1,165,753	998,326
Casualty | Reinsurance Segment [Member]
P&C Operations:
P&C Operations									312,156	311,166	256,853
Property catastrophe | Total P And C Segment [Member]
P&C Operations:
P&C Operations									492,568	463,975	387,523
Property catastrophe | Insurance Segment [Member]
P&C Operations:
P&C Operations									0	0	0
Property catastrophe | Reinsurance Segment [Member]
P&C Operations:
P&C Operations									492,568	463,975	387,523
Property | Total P And C Segment [Member]
P&C Operations:
P&C Operations									1,105,383	1,103,030	1,052,187
Property | Insurance Segment [Member]
P&C Operations:
P&C Operations									544,278	489,739	464,576
Property | Reinsurance Segment [Member]
P&C Operations:
P&C Operations									561,105	613,291	587,611
Marine, energy, aviation and satellite | Total P And C Segment [Member]
P&C Operations:
P&C Operations									94,797	147,362	130,855
Marine, energy, aviation and satellite | Insurance Segment [Member]
P&C Operations:
P&C Operations									0	0	0
Marine, energy, aviation and satellite | Reinsurance Segment [Member]
P&C Operations:
P&C Operations									94,797	147,362	130,855
Specialty | Total P And C Segment [Member]
P&C Operations:
P&C Operations									732,042	708,568	702,604
Specialty | Insurance Segment [Member]
P&C Operations:
P&C Operations									732,042	708,568	702,604
Specialty | Reinsurance Segment [Member]
P&C Operations:
P&C Operations									0	0	0
Other | Total P And C Segment [Member]
P&C Operations:
P&C Operations									310,937	302,481	297,584
Other | Insurance Segment [Member]
P&C Operations:
P&C Operations									231,310	210,257	210,990
Other | Reinsurance Segment [Member]
P&C Operations:
P&C Operations									79,627	92,224	86,594
Run-off Life Operations - Annuity
Life Operations:
Life Operations									122,715	126,912	132,232
Run-off Life Operations - Annuity | Life operations
Life Operations:
Life Operations									122,715	126,912	132,232
Run-off Life Operations - Other Life
Life Operations:
Life Operations									172,707	197,547	230,786
Run-off Life Operations - Other Life | Life operations
Life Operations:
Life Operations									$ 172,707	$ 197,547	$ 230,786